Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	INTERNATIONAL GROWTH AND INCOME FUND
Entity Central Index Key	0001439297
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 17, 2022
Document Effective Date	Sep. 01, 2022
Prospectus Date	Sep. 01, 2022
International Growth and Income Fund | Class A
Prospectus:
Trading Symbol	IGAAX
International Growth and Income Fund | Class 529-F-1
Prospectus:
Trading Symbol	CGIFX
International Growth and Income Fund | Class R-1
Prospectus:
Trading Symbol	RIGAX
International Growth and Income Fund | Class R-2
Prospectus:
Trading Symbol	RIGBX
International Growth and Income Fund | Class R-3
Prospectus:
Trading Symbol	RGICX
International Growth and Income Fund | Class R-4
Prospectus:
Trading Symbol	RIGEX
International Growth and Income Fund | Class R-5
Prospectus:
Trading Symbol	RIGFX
International Growth and Income Fund | Class C
Prospectus:
Trading Symbol	IGICX
International Growth and Income Fund | Class F-1
Prospectus:
Trading Symbol	IGIFX
International Growth and Income Fund | Class F-2
Prospectus:
Trading Symbol	IGFFX
International Growth and Income Fund | Class 529-A
Prospectus:
Trading Symbol	CGIAX
International Growth and Income Fund | Class 529-C
Prospectus:
Trading Symbol	CIICX
International Growth and Income Fund | Class 529-E
Prospectus:
Trading Symbol	CGIEX
International Growth and Income Fund | Class R-6
Prospectus:
Trading Symbol	RIGGX
International Growth and Income Fund | Class R-2E
Prospectus:
Trading Symbol	RIIEX
International Growth and Income Fund | Class R-5E
Prospectus:
Trading Symbol	RIGIX
International Growth and Income Fund | Class F-3
Prospectus:
Trading Symbol	IGAIX
International Growth and Income Fund | Class 529-T
Prospectus:
Trading Symbol	TGAGX
International Growth and Income Fund | Class T
Prospectus:
Trading Symbol	TGAIX
International Growth and Income Fund | Class 529-F-2
Prospectus:
Trading Symbol	FGGGX
International Growth and Income Fund | Class 529-F-3
Prospectus:
Trading Symbol	FGIGX